Guarantor and Non-Guarantor Financial Information	12 Months Ended
Dec. 31, 2012
Guarantor and Non-Guarantor Financial Information [Abstract]
Guarantor and Non-Guarantor Financial Information
Guarantor and Non-Guarantor Financial Information

Piedmont anticipates filing one or more registration statements relative to debt securities of Piedmont OP, guaranteed by Piedmont. When one or more registration statements becomes effective, Piedmont will become subject to the requirements of Rule 3-10 of Regulation S-X regarding financial statements of guarantors and issuers of guaranteed registered securities. Therefore, Piedmont is providing the following condensed consolidating financial information for Piedmont Operating Partnership, LP (the "Issuer"), Piedmont Office Realty Trust, Inc. (the "Guarantor"), and the other directly and indirectly owned subsidiaries of the Guarantor (the "Non-Guarantor Subsidiaries"). The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions, including transactions with the Non-Guarantor Subsidiaries.

Condensed Consolidated Balance Sheets
As of December 31, 2012
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Real estate assets, at cost:
Land	$90,239	$—	$532,109	$—	$622,348
Buildings and improvements, less accumulated depreciation	522,054	—	2,359,242	—	2,881,296
Intangible lease assets, less accumulated amortization	3,266	—	51,479	—	54,745
Construction in progress	1,056	—	19,317	—	20,373
Real estate assets held for sale, net	10,223	—	23,747	—	33,970
Total real estate assets	626,838	—	2,985,894	—	3,612,732
Investments in and amounts due from unconsolidated joint ventures	37,689	—	—	—	37,689
Cash and cash equivalents	62,371	239	—	(49,653)	12,957
Tenant receivables, net	34,286	—	110,862	—	145,148
Advances to affiliates	554,329	1,300,157	(931,733)	(922,753)	—
Notes receivable	160,000	2,500	23,890	(186,390)	—
Prepaid expenses, restricted cash, escrows, and other assets	4,219	15	10,070	(948)	13,356
Goodwill	180,097	—	—	—	180,097
Interest rate swap	1,075	—	—	—	1,075
Deferred financing costs, net	4,292	—	2,162	—	6,454
Deferred lease costs, net	31,357	—	208,783	—	240,140
Other assets held for sale, net	—	—	5,227	—	5,227
Total assets	$1,696,553	$1,302,911	$2,415,155	$(1,159,744)	$4,254,875
Liabilities:
Line of credit and notes payable	$452,890	$—	$1,150,025	$(186,390)	$1,416,525
Accounts payable, accrued expenses, and accrued capital expenditures	20,444	644	156,776	(50,601)	127,263
Advances from affiliates	274,158	568,093	147,783	(990,034)	—
Deferred income	5,991	—	15,561	—	21,552
Intangible lease liabilities, net	24	—	40,781	—	40,805
Interest rate swaps	8,235	—	—	—	8,235
Total liabilities	761,742	568,737	1,510,926	(1,227,025)	1,614,380
Stockholders’ Equity:
Common stock	—	1,676	—	—	1,676
Additional paid-in capital	—	3,667,051	—	—	3,667,051
Cumulative distributions in excess of earnings	941,971	(2,934,553)	902,620	67,281	(1,022,681)
Other comprehensive loss	(7,160)	—	—	—	(7,160)
Piedmont stockholders’ equity	934,811	734,174	902,620	67,281	2,638,886
Noncontrolling interest	—	—	1,609	—	1,609
Total stockholders’ equity	934,811	734,174	904,229	67,281	2,640,495
Total liabilities and stockholders’ equity	$1,696,553	$1,302,911	$2,415,155	$(1,159,744)	$4,254,875

Condensed Consolidated Balance Sheets
As of December 31, 2011
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Real estate assets, at cost:
Land	$105,124	$—	$527,884	$—	$633,008
Buildings and improvements, less accumulated depreciation	570,587	—	2,374,736	—	2,945,323
Intangible lease assets, less accumulated amortization	4,428	—	74,727	—	79,155
Construction in progress	5,862	—	11,388	—	17,250
Real estate assets held for sale, net	11,139	—	18,176	—	29,315
Total real estate assets	697,140	—	3,006,911	—	3,704,051
Investments in and amounts due from unconsolidated joint ventures	38,969	—	—	—	38,969
Cash and cash equivalents	166,920	139	—	(27,369)	139,690
Tenant receivables, net	31,311	—	97,969	—	129,280
Advances to affiliates	150,365	1,315,942	(813,861)	(652,446)	—
Notes receivable	160,000	—	23,890	(183,890)	—
Prepaid expenses, restricted cash, escrows, and other assets	4,346	172	15,365	(933)	18,950
Goodwill	180,097	—	—	—	180,097
Deferred financing costs, net	2,422	—	3,555	—	5,977
Deferred lease costs, net	37,824	—	191,073	—	228,897
Other assets held for sale, net	685	—	1,238	—	1,923
Total assets	$1,470,079	$1,316,253	$2,526,140	$(864,638)	$4,447,834
Liabilities:
Line of credit and notes payable	$323,890	$—	$1,332,525	$(183,890)	$1,472,525
Accounts payable, accrued expenses, and accrued capital expenditures	20,737	1,038	129,515	(28,304)	122,986
Advances from affiliates	233,209	359,249	104,551	(697,009)	—
Deferred income	6,862	—	20,459	—	27,321
Intangible lease liabilities, net	48	—	48,989	—	49,037
Interest rate swaps	2,537	—	—	—	2,537
Total liabilities	587,283	360,287	1,636,039	(909,203)	1,674,406
Stockholders’ Equity:
Common stock	—	1,726	—	—	1,726
Additional paid-in capital	—	3,663,662	—	—	3,663,662
Cumulative distributions in excess of earnings	885,333	(2,709,422)	888,492	44,565	(891,032)
Other comprehensive loss	(2,537)	—	—	—	(2,537)
Piedmont stockholders’ equity	882,796	955,966	888,492	44,565	2,771,819
Noncontrolling interest	—	—	1,609	—	1,609
Total stockholders’ equity	882,796	955,966	890,101	44,565	2,773,428
Total liabilities and stockholders’ equity	$1,470,079	$1,316,253	$2,526,140	$(864,638)	$4,447,834

Condensed Consolidated Statements of Income
For the year ended December 31, 2012
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Rental income	$75,523	$—	$347,146	$(3,606)	$419,063
Tenant reimbursements	17,495	—	89,701	(47)	107,149
Property management fee revenue	13,982	—	344	(12,008)	2,318
Other rental income	639	—	360	—	999
	107,639	—	437,551	(15,661)	529,529
Expenses:
Property operating costs	37,246	—	187,267	(15,472)	209,041
Depreciation	24,345	—	86,903	—	111,248
Amortization	5,562	—	44,038	—	49,600
General and administrative	19,804	294	23,574	(22,906)	20,766
	86,957	294	341,782	(38,378)	390,655
Real estate operating income	20,682	(294)	95,769	22,717	138,874
Other income (expense):
Interest expense	(12,530)	—	(63,807)	11,314	(65,023)
Interest and other income	12,226	15	(94)	(11,314)	833
Litigation settlement expense	(7,500)	—	—	—	(7,500)
Net casualty loss	(5,195)	—	25	—	(5,170)
Equity in income of unconsolidated joint ventures	923	—	—	—	923
	(12,076)	15	(63,876)	—	(75,937)
Income from continuing operations	8,606	(279)	31,893	22,717	62,937
Discontinued operations:
Operating income, excluding impairment loss	2,423	—	282	—	2,705
Gain/(loss) on sale of real estate assets	27,577	—	—	—	27,577
Income from discontinued operations	30,000	—	282	—	30,282
Net income	38,606	(279)	32,175	22,717	93,219
Less: Net income attributable to noncontrolling interest	—	—	(15)	—	(15)
Net income attributable to Piedmont	$38,606	$(279)	$32,160	$22,717	$93,204

Condensed Consolidated Statements of Income
For the year ended December 31, 2011
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Rental income	$70,943	$—	$339,082	$(957)	$409,068
Tenant reimbursements	19,003	—	95,313	(39)	114,277
Property management fee revenue	14,235	—	274	(12,925)	1,584
Other rental income	817	—	3,917	—	4,734
	104,998	—	438,586	(13,921)	529,663
Expenses:
Property operating costs	41,123	—	175,202	(12,981)	203,344
Depreciation	22,038	—	79,538	—	101,576
Amortization	4,898	—	49,147	—	54,045
General and administrative	25,030	(50)	24,570	(24,477)	25,073
	93,089	(50)	328,457	(37,458)	384,038
Real estate operating income	11,909	50	110,129	23,537	145,625
Other income (expense):
Interest expense	(8,991)	—	(68,026)	11,200	(65,817)
Interest and other income	11,975	—	2,091	(11,200)	2,866
Equity in income of unconsolidated joint ventures	1,619	—	—	—	1,619
Gain on consolidation of variable interest entity	—	—	1,532	—	1,532
Gain on extinguishment of debt	—	—	1,039	—	1,039
	4,603	—	(63,364)	—	(58,761)
Income from continuing operations	16,512	50	46,765	23,537	86,864
Discontinued operations:
Operating income, excluding impairment loss	4,028	—	11,507	—	15,535
Gain/(loss) on sale of real estate assets	12,152	—	110,505	—	122,657
Income from discontinued operations	16,180	—	122,012	—	138,192
Net income	32,692	50	168,777	23,537	225,056
Less: Net income attributable to noncontrolling interest	—	—	(15)	—	(15)
Net income attributable to Piedmont	$32,692	$50	$168,762	$23,537	$225,041

Condensed Consolidated Statements of Income
For the year ended December 31, 2010
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Rental income	$73,566	$—	$324,981	$(13)	$398,534
Tenant reimbursements	19,172	—	94,127	(8)	113,291
Property management fee revenue	15,155	—	262	(12,205)	3,212
Other rental income	3,610	—	1,423	—	5,033
	111,503	—	420,793	(12,226)	520,070
Expenses:
Property operating costs	40,784	—	163,134	(11,305)	192,613
Depreciation	22,019	—	72,370	—	94,389
Amortization	5,070	—	32,245	—	37,315
General and administrative	27,224	248	22,737	(22,081)	28,128
	95,097	248	290,486	(33,386)	352,445
Real estate operating income	16,406	(248)	130,307	21,160	167,625
Other income (expense):
Interest expense	(14,657)	—	(63,029)	11,200	(66,486)
Interest and other income	15,235	—	(549)	(11,200)	3,486
Equity in income of unconsolidated joint ventures	2,633	—	—	—	2,633
	3,211	—	(63,578)	—	(60,367)
Income from continuing operations	19,617	(248)	66,729	21,160	107,258
Discontinued operations:
Operating income, excluding impairment loss	7,230	—	16,310	—	23,540
Impairment loss	—	—	(9,587)	—	(9,587)
Gain/(loss) on sale of real estate assets	—	—	(817)	—	(817)
Income from discontinued operations	7,230	—	5,906	—	13,136
Net income	26,847	(248)	72,635	21,160	120,394
Less: Net income attributable to noncontrolling interest	—	—	(15)	—	(15)
Net income attributable to Piedmont	$26,847	$(248)	$72,620	$21,160	$120,379

Condensed Consolidated Statements of Cash Flows
For the year ended December 31, 2012
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$46,213	$2,215	$152,107	$22,717	$223,252

Cash Flows from Investing Activities:
Investment in real estate assets and real estate intangibles, net of accruals	(20,763)	—	(87,724)	—	(108,487)
Intercompany note receivable	—	(2,500)	—	2,500	—
Net sales proceeds from wholly-owned properties and consolidated joint venture	93,839	—	—	—	93,839
Investments in unconsolidated joint ventures	(136)	—	—	—	(136)
Deferred lease costs paid	(4,135)	—	(46,884)	—	(51,019)
Net cash (used in)/provided by investing activities	68,805	(2,500)	(134,608)	2,500	(65,803)
Cash Flows from Financing Activities:
Deferred financing costs paid	(3,125)	—	—	—	(3,125)
Proceeds from line of credit and notes payable	409,000	—	—	—	409,000
Repayments from line of credit and notes payable	(280,000)	—	(185,000)	—	(465,000)
Intercompany note payable	—	—	2,500	(2,500)	—
Net (costs of)/proceeds from issuance of common stock	—	(229)	—	—	(229)
Repurchases of common stock as part of announced program	—	(88,450)	—	—	(88,450)
Intercompany distributions	(345,442)	225,426	165,017	(45,001)	—
Dividends paid to stockholders and distributions to noncontrolling interest	—	(136,362)	(16)	—	(136,378)
Net cash provided by/(used in) financing activities	(219,567)	385	(17,499)	(47,501)	(284,182)
Net (decrease)/increase in cash and cash equivalents	(104,549)	100	—	(22,284)	(126,733)
Cash and cash equivalents, beginning of year	166,920	139	—	(27,369)	139,690
Cash and cash equivalents, end of year	$62,371	$239	$—	$(49,653)	$12,957

Condensed Consolidated Statements of Cash Flows
For the year ended December 31, 2011
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$48,984	$2,375	$195,446	$23,538	$270,343

Cash Flows from Investing Activities:
Investment in real estate assets and real estate intangibles, net of accruals	(15,856)	—	(199,753)	—	(215,609)
Cash assumed upon consolidation of variable interest entity	—	—	5,063	—	5,063
Net sales proceeds from wholly-owned properties and consolidated joint venture	31,704	—	260,081	—	291,785
Net sales proceeds received from unconsolidated joint ventures	3,036	—	—	—	3,036
Investments in unconsolidated joint ventures	(151)	—	—	—	(151)
Liquidation of noncontrolling interest upon sale of consolidated joint venture	—	—	(95)	—	(95)
Deferred lease costs paid	(11,082)	—	(39,215)	—	(50,297)
Net cash (used in)/provided by investing activities	7,651	—	26,081	—	33,732
Cash Flows from Financing Activities:
Deferred financing costs paid	(2,717)	—	(650)	—	(3,367)
Proceeds from line of credit and notes payable	829,000	—	—	—	829,000
Repayments from line of credit and notes payable	(779,000)	—	(43,875)	—	(822,875)
Intercompany note payable	(53,000)	—	53,000	—	—
Net (costs of)/proceeds from issuance of common stock	—	(252)	—	—	(252)
Repurchases of common stock as part of announced program	—	(3,244)	—	—	(3,244)
Intercompany distributions	54,486	218,322	(227,595)	(45,213)	—
Dividends paid to stockholders and distributions to noncontrolling interest	—	(217,958)	(2,407)	—	(220,365)
Net cash provided by/(used in) financing activities	48,769	(3,132)	(221,527)	(45,213)	(221,103)
Net (decrease)/increase in cash and cash equivalents	105,404	(757)	—	(21,675)	82,972
Cash and cash equivalents, beginning of year	61,516	896	—	(5,694)	56,718
Cash and cash equivalents, end of year	$166,920	$139	$—	$(27,369)	$139,690

Condensed Consolidated Statements of Cash Flows
For the year ended December 31, 2010
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$56,876	$2,539	$195,177	$21,158	$275,750

Cash Flows from Investing Activities:
Investment in real estate assets and real estate intangibles, net of accruals	(5,745)	—	(108,402)	—	(114,147)
Net sales proceeds from wholly-owned properties and consolidated joint venture	—	—	51,637	—	51,637
Net sales proceeds received from unconsolidated joint ventures	189	—	—	—	189
Investments in unconsolidated joint ventures	(173)	—	—	—	(173)
Deferred lease costs paid	(6,885)	—	(10,815)	—	(17,700)
Net cash (used in)/provided by investing activities	(12,614)	—	(67,580)	—	(80,194)
Cash Flows from Financing Activities:
Deferred financing costs paid	(710)	—	—	—	(710)
Proceeds from line of credit and notes payable	25,000	—	—	—	25,000
Repayments from line of credit and notes payable	(139,000)	—	—	—	(139,000)
Intercompany note payable	(500)	—	500	—	—
Net (costs of)/proceeds from issuance of common stock	—	185,774	—	—	185,774
Redemptions of common stock	—	(2,918)	—	—	(2,918)
Intercompany distributions	122,401	32,473	(128,082)	(26,792)	—
Dividends paid to stockholders and distributions to noncontrolling interest	—	(216,973)	(15)	—	(216,988)
Net cash provided by/(used in) financing activities	7,191	(1,644)	(127,597)	(26,792)	(148,842)
Net (decrease)/increase in cash and cash equivalents	51,453	895	—	(5,634)	46,714
Cash and cash equivalents, beginning of year	10,063	1	—	(60)	10,004
Cash and cash equivalents, end of year	$61,516	$896	$—	$(5,694)	$56,718